Derivative financial instruments - Summary of Outstanding Hedges (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Nov. 03, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value	€ 11,135	€ 1,786		€ 11,848
Negative fair value	21,483	14,138		13,192
Forward contract [member] | Financial Instruments Held For Hedging [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	577,719	550,734		347,679
Deal Contingent Option [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount			€ 130,000
Deal Contingent Option [Member] | Financial Instruments Held For Hedging [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	0	109,244		0
Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	321,826	323,816		274,336
Derivative financial instruments
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	899,545	983,794		622,015
Derivative financial instruments | Financial Instruments Held For Hedging [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	899,545	983,794		622,015
Derivative financial instruments | Financial Instruments Held For Trading [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount		0		0
Elah Dufour Option [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Negative fair value held for trading				2,759
Elah Dufour Option [Member] | Financial Instruments Held For Trading [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount		0		0
At fair value [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	11,135	1,786		11,848
Positive fair value held for trading		0		0
Positive fair value	11,135	1,786		11,848
Negative fair value held for hedging	(21,483)	(14,138)		(10,433)
Negative fair value held for trading		0		(2,759)
Negative fair value	(21,483)	(14,138)		(13,192)
At fair value [member] | Forward contract [member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	6,445	1,786		11,848
Negative fair value held for hedging	(20,834)	(11,726)		(4,918)
At fair value [member] | Deal Contingent Option [Member] | Currency risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	0	0		0
Negative fair value held for hedging	0	0		0
At fair value [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	4,690	0		0
Negative fair value held for hedging	€ (649)	(2,412)		(5,515)
At fair value [member] | Elah Dufour Option [Member]
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for trading		0		0
Negative fair value held for trading		€ 0		€ (2,759)